Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax [Abstract]
Income Taxes
17.	INCOME TAXES

Income tax recognized in profit or loss	For the Year Ended December 31
	2016	2017	2018
Current tax
Adjustments for prior periods	$—	$—	$14,439

A reconciliation of accounting profit and income tax expense was as follows:

	For the Year Ended December 31
	2016	2017	2018
Loss before income tax	$(9,049,103)	$(39,891,978)	$(42,171,158)

Income tax benefit calculated at the statutory rate	$(1,538,347)	$(6,781,636)	$(7,169,097)
Nondeductible expenses in determining taxable income	473,085	4,288,090	112,263
Tax credits for research and development expenditures	(990,065)	(2,224,348)	(2,312,251)
Unrecognized loss carryforward	2,011,373	4,519,942	9,261,996
Effect of different tax rates of group entities operating in other jurisdictions	43,954	197,952	107,089
Adjustments for prior years’ tax	—	—	14,439

Income tax expense recognized in profit or loss	$—	$—	$14,439

a.	Cayman Islands

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

b.	Singapore

ASLAN Pharmaceuticals Pte. Ltd. is subject to the statutory corporate income tax rate of 17%. As of December 31, 2018, the Company has unrecognized loss carryforward of $146,316,690. Deferred tax assets are not recognized for loss carryforward since the future taxable profits available to offset against those loss carryforward are uncertain.

c.	Taiwan

ASLAN Pharmaceuticals Taiwan Limited, incorporated in Taiwan, is subject to the statutory corporate income tax rate of 17% for the year ended December 31, 2016 and 2017. The Income Tax Act in the ROC was amended in 2018, and the corporate income tax rate was adjusted from 17% to 20%, effective in 2018. In addition, the rate of the corporate surtax applicable to the 2018 unappropriated earnings is reduced from 10% to 5%.

The income tax returns have been assessed by the tax authorities through 2017.

d.	Australia

ASLAN Pharmaceuticals Australia Pty Ltd., incorporated in Australia, is subject to the statutory corporate income tax of 30%. ASLAN Pharmaceuticals Australia Pty Ltd. has no taxable income for the years ended December 31, 2017 and 2018, and therefore, no provision for income tax is required.

e.	Hong Kong

ASLAN Pharmaceuticals Hong Kong Limited, incorporated in Hong Kong, is subject to the statutory corporate income tax of 16.5%. Under the Hong Kong tax law, ASLAN Pharmaceuticals Hong Kong Limited is exempted from income tax on its foreign derived income and there are no withholding taxes in Hong Kong on the remittance of dividends. ASLAN Pharmaceuticals Hong Kong Limited has no taxable income for the years ended December 31, 2016, 2017 and 2018, and therefore, no provision for income tax is required.

f.	China

ASLAN Pharmaceuticals (Shanghai) Co. Ltd., incorporated in China, is subject to the statutory corporate income tax rate of 25%. ASLAN Pharmaceuticals (Shanghai) Co. Ltd. has no taxable income for the years ended December 31, 2016, 2017 and 2018, and therefore, no provision for income tax is required.

g.	United States of America

ASLAN Pharmaceuticals (USA) Inc., incorporated in Delaware, U.S.A. in October 2018, is subject to the statutory federal income tax rate of 21% and state income tax rate of 8.7%. ASLAN Pharmaceuticals (USA) Inc. has no taxable income for the year ended December 31, 2018, and therefore, no provision for income tax is required.